Accounts receivable, net - Additional Information (Details) - customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, net
Number of top customers	10	10
Credit concentration risk | Accounts receivable | Top 10 customers
Accounts receivable, net
Accounts receivable, percentage	64.00%	68.00%
Credit concentration risk | Accounts receivable | Customer A
Accounts receivable, net
Accounts receivable, percentage	24.00%	35.00%
Credit concentration risk | Accounts receivable | Customer B
Accounts receivable, net
Accounts receivable, percentage	11.00%